Employee Benefits and Incentive Plans - Summary of Executive Management Rollover Options (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Exercised	(218,872)	(738,507)	(124,288)
Number of Options, Ending Balance	3,022,823
Weighted Average Exercise Price, Ending Balance	$ 27.21
Executive Management Rollover Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Available for Grant, Beginning Balance	103
Option Available for Grant, Canceled	23
Option Available for Grant, Discontinuance of the 2006 EIP	(126)
Option Available for Grant, Exercised
Number of Options, Beginning Balance	287,578
Number of Options Canceled	(23)
Number of Options Discontinuance	126
Number of Options Exercised	(216,356)
Number of Options, Ending Balance	71,199
Weighted Average Exercise Price, Beginning Balance	$ 5.47
Weighted Average Exercise Price, Canceled
Weighted Average Exercise Price, Discontinuance
Weighted Average Exercise Price, Exercised	$ 5.47
Weighted Average Exercise Price, Ending Balance	$ 5.47